GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
GOING CONCERN
GOING CONCERN

NOTE 2: GOING CONCERN

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated profits since inception, has sustained net losses of $22,261,338 and $22,659,480 for the nine months ended September 30, 2022 and 2021, respectively, and has incurred negative cash flows from operations during these periods. The Company has historically lacked liquidity to satisfy obligations as they come due and as of September 30, 2022, and the Company had a working capital deficit of $40,731,620. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company requires significant capital to fund operations and meet its obligations as demands are made. The Company expects to continue to generate operating losses for the foreseeable future. The accompanying consolidated financial statements do not include any adjustments as a result of this uncertainty.

Management Plans

In August 2021, the Company entered into an equity line of credit agreement which the investor is committed to purchase up to $17,500,000 of the Company’s common stock. The Company plans to utilize multiple drawdowns on this agreement, however, it may be unable to execute on such drawdowns due to restrictions per the agreement.

NOTE 2: GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated profits since inception, has sustained net losses of $32,357,957 and $10,728,295 for the years ended December 31, 2021 and 2020, respectively, and has incurred negative cash flows from operations for the years ended December 31, 2021 and 2020. The Company has historically lacked liquidity to satisfy obligations as they come due and as of December 31, 2021, and the Company had a working capital deficit of $30,270,932. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company expects to continue to generate operating losses for the foreseeable future. The accompanying consolidated financial statements do not include any adjustments as a result of this uncertainty.

Management Plans

In August 2021, the Company entered into an equity line of credit agreement which the investor is committed to purchase up to $17,500,000 of the Company’s common stock (see Note 8). The Company plans to utilize multiple drawdowns on this agreement, subject to satisfying a registration rights agreement and other restrictions, some of which is out of the Company’s control.

Throughout the next twelve months, the Company intends to fund its operations primarily from the funds raised through the equity line of credit agreement, if available. Through the issuance date of these consolidated financial statements, the Company has not been able to drawdown on the agreement and has received no financings from the agreement. The Company may pursue secondary offerings or debt financings to provide working capital and satisfy debt obligations.

There can be no assurance as to the availability or terms upon which such financing and capital might be available in the future. If the Company is unable to secure additional funding, it may be forced to curtail or suspend its business plans.